STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 17 – STOCKHOLDERS’ EQUITY

February 14, 2022 Reverse Stock Split

The Board of Directors of Hudson Capital approved a reverse stock split of 2.2:1 of Hudson Capital on January 21, 2022, effective as of February 14, 2022. Hudson Capital’s ordinary shares began trading on a split adjusted basis on February 15, 2022.

March 24, 2023 Reverse Stock Split

The Company effected a ten for one reverse stock split on March 24, 2023. All ordinary shares and per ordinary share information in these consolidated financial statements has been retroactively adjusted to reflect this reverse stock split. All classes of preferred shares were not subject to this reverse stock split prior to conversion to ordinary shares. The ordinary shares to which the preferred shares are convertible to, are adjusted accordingly upon conversion of the preferred shares.

Prior to Merger Closing

Prior to the closing of the Merger with Hudson, Fr8App’s authorized capitalization under its charter (“Charter”) consisted of the following (at a par value per share of $0.00001, not adjusted for post closing Ordinary reverse stock splits):

Ordinary Shares	6,843,703
Non-Voting Common Shares	8,000
Series Seed Preferred Shares	19,958
Series A1A Preferred Shares	7,991,078
Series A1B Preferred Shares	3,167,474
Series A2 Preferred Shares	2,258,521
Series A3 Preferred Shares*	46,000,000
Series A4 Preferred Shares	1,000,000

*	Changed Series B Preferred Shares post-merger closing

Holders of Ordinary Shares were entitled to one vote for each share of Ordinary Shares held at all meetings of stockholders. Holders of outstanding shares of Preferred Stock are entitled to cast the number of votes equal to the number of whole shares of Ordinary Shares into which the shares of Preferred Stock held by such holder were convertible as of the record date. Except as specifically indicated Fr8App’s Charter the holders of Preferred Stock voted together with the holders of Ordinary Shares, as a single class and on an as-converted to Ordinary Shares basis. The Non-Voting Ordinary Shares was not entitled to vote on any matters. The Charter also included certain customary preferred stock protective provisions which gave a specified majority of the outstanding shares of Series A2 Preferred Stock the right to approve certain customary fundamental actions by Fr8App. The holders of record of the Ordinary Shares and Preferred Stock, voting together as a single class, were entitled to elect the directors of Fr8App.

The Charter contained certain restrictions on Fr8App’s ability to pay dividends on its Ordinary Shares without also simultaneously paying dividends on the Preferred Stock.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of Fr8App, the assets of Fr8App available for distribution to its stockholders or, in the case of a Deemed Liquidation Event (as defined in the Charter) the consideration or proceeds available for distribution were to be distributed to the holders of all classes of stock pro rata based on the number of shared held by each such holder, on as if-converted basis immediately prior to such events. No share of Ordinary Shares, Non-Voting Ordinary Shares or Preferred Stock enjoyed a liquidation preference of priority with respect to any such distributions.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 17 – STOCKHOLDERS’ EQUITY (CONTINUED)

Each share of Preferred Stock was convertible, at the option of the holder, into such number of shares of Ordinary Shares on a one-to-one basis, subject to certain anti-dilution adjustments to the Series A2 Conversion Price or the Series A1-A Conversion Price in the event of issuances or deemed issuances of Ordinary Shares at prices below the effective Series A2 Conversion Price or Series A1-A Conversion Price. The conversion prices of all Preferred Stock were also subject to other customary adjustments in the case of certain dividends, distributions, stock splits, stock combinations, reorganizations and similar transactions effecting the Ordinary Shares.

Post-Merger Closing:

On the date of the Merger, the Company adopted Hudson’s Memorandum and Articles of Association (“MAA”). On March 23, 2023, the MAA was amended by the Company, and further amended on June 30, 2023.

The Company is authorized under the MAA as amended, to issue an unlimited number of shares divided as follows:

	Number of Shares	Par Value Per Share
Ordinary Shares	Unlimited	$1.10
Series Seed Preferred Shares	25,000	$0.0001
Series A1A Preferred Shares	10,000,000	$0.0001
Series A2 Preferred Shares	3,000,000	$0.0001
Series A4 Preferred Shares	Unlimited	$0.0001
Series B Preferred Shares	21,000,000	$0.0001
Blank Check Preferred Shares	Unlimited	None

Holders of Ordinary Shares are entitled to one vote for each share of Ordinary Share held at all meetings of stockholders. The holders of Preferred Shares shall not be entitled to vote on any resolution of shareholders, except in relation to a variation of the rights of the Preferred Shares.

The MAA contained certain restrictions on the Company’s ability to pay dividends on its Ordinary Shares without also simultaneously paying dividends on the Preferred Shares. The holders Preferred Shares shall be entitled to receive dividends equal (on an as-if-converted-to-Ordinary Shares basis) to and in the same form as dividends actually paid on Ordinary Shares when, as and if such dividends are paid on Ordinary Shares.

The Preferred Shares are convertible, at the option of the holder thereof, at any time into such number of fully paid and non-assessable Ordinary Shares at the applicable Conversion Price as detailed in the MAA and subject to certain adjustments such as reorganization, recapitalization, reclassification, consolidation, distributions payable in Ordinary Shares, subdivision or combination of Ordinary Shares.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to its stockholders or, in the case of a Deemed Liquidation Event (as defined in the MAA) the consideration or proceeds available for distribution, as the case may be, were to be distributed to the holders of Preferred Shares and the holders of Ordinary Shares, pro rata based on the number of shares held by each shareholder, treating for this purpose all such securities as if they had been converted to Ordinary Shares pursuant to the terms of the MAA immediately prior to such liquidation, dissolution or winding up of the Company.

As long as any of the Preferred Shares are outstanding, the Company shall not do certain actions, including changing certain rights of Preferred Shares without the written consent or affirmative approval of the holders of a majority of the then outstanding of each class of Preferred Shares.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 17 – STOCKHOLDERS’ EQUITY (CONTINUED)

July 2022 Securities Purchase Agreement and Securities Amendment Agreement

On July 12, 2022, the Company and ATW Opportunities Master Fund, L.P. (“ATW Opportunities”) entered into a securities purchase agreement (“July 2022 SPA”) pursuant to which the Company agreed to sell and issue to ATW Opportunities 1,285,714 Series A-4 Preferred Shares for an aggregate cash and in-kind consideration of $2,700,000. The sale contemplates two closings – the first being for 809,524 Series A-4 Preferred Shares for a consideration of $1,700,000, comprising $1,500,000 in cash and the repayment of a $200,000 promissory note issued by the Company to ATW Opportunities dated December 29, 2021 (the “First Closing”) and the second being for 476,190 Series A-4 Preferred Shares for a consideration of $1,000,000 in cash (the “Second Closing”) within 60 days of the closing of the first sale.

Also on July 12, 2022, the Company entered into a securities amendment agreement (“July 2022 SAA”) with holders of the Company’s Series Seed, Series A1-A, Series A2, and Series A4 Preferred Shares (collectively, the “Series A Preferred Shares”), Series B Preferred Shares and Series A, B, C and D warrants issued pursuant to the A&R SPA dated February 9, 2022 (the “Warrants”). The parties to the July 2022 SAA agreed to the following:

(i) The Company’s memorandum and articles of association was amended to remove the anti-dilution provision to its Series A Preferred Shares and a reset of the conversion ratios to Ordinary Shares of Series A1-A, A2, and B. The conversion ratio of the Preferred shares to Ordinary shares following the reset, as adjusted for the February 5, 2024 reverse stock split, are as follows:

Series A1-A: 0.015, Series A2: 0.022, Series A4: 0.015, Series B: 0.047, Series Seed: 0.01

(ii) The Company issued amended and restated Series A, B, C and D Warrants to the warrant holders with the following amendments:

●	The anti-dilution provision was deleted.
●	The cashless exercise formula was amended so that at any time, upon a cashless exercise of the applicable Warrant, 0.779 of Company’s Ordinary share will be issued for each Series A Warrant, 0.816 Ordinary share shall be issued for each Series B Warrant, 0.888 Ordinary share shall be issued for each Series C Warrant and 0.826 Ordinary share shall be issued for each Series D Warrant.

The Company determined that, given the underlying economics in the value of the preferred shares before and after the capital raise, these transactions resulted in an extinguishment of preferred stock and an issuance of new preferred stock. The amendments to the Preferred shares and Warrants terms under the July 2022 SPA were negotiated and agreed as part of the funding provided by ATW Opportunities under the July 2022 SPA and are directly attributable to the equity transaction under that agreement. As such, the amendments are considered as additional value received by the Preferred shares holders resulting in additional paid-in capital and equity issuance cost, payable mostly to ATW Opportunities in a form of improved conversion terms with no net impact on additional paid-in capital and total equity.

October 2022 Securities Purchase Agreement

On October 27, 2022, the Company entered into a securities purchase agreement with ATW Opportunities Master Fund L.P. and ATW Master II, LP. (collectively, the “Purchasers”) pursuant to which the Company agreed to sell for an aggregate purchase price of $1,000,000, an aggregate of 4,000 ordinary shares and pre-funded warrants (the “Warrants”) to purchase 21,00 ordinary shares (the “Securities Purchase”). The closing of the Securities Purchase occurs in two tranches: (a) 1,600 ordinary shares and 8,400 Warrants for $400,000 (the “First Closing”); and (b) 2,400 ordinary shares and 12,600 Warrants for $600,000 no more than twenty (20) business days after the First Closing (the “Second Closing”). The First Closing was on October 27, 2022 and the Second Closing was on November 2, 2022. On October 27th, 2022, 6,300 Warrants were exercised at an exercise price of $0.10. On October 28, 2022 2,100 Warrants were exercised at an exercise price of $0.10. On November 7, 2022, 12,600 Warrants were exercised at an exercise price of $0.10 (see Note 15).

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 17 – STOCKHOLDERS’ EQUITY (CONTINUED)

Other Issuances of Shares During the Year Ended December 31, 2022

The Company issued a total 54,745 ordinary shares from conversion of 589,292 Series A1A, 68,456 Series A2 and 942,611 Series B preferred shares at a conversion ratio of 0.015, 0.022, 0.047 and 0.015, respectively. The Company also issued a total 4,387 ordinary shares upon conversion of 171 Series A, 2,502 Series C and 2,460 Series D warrants at a conversion ratio of 0.779, 0.888 and 0.826, respectively.

Other Issuances of Shares During the Year Ended December 31, 2023

The Company issued a total 1,244,461 ordinary shares from conversion of 2,714,409 Series A1A, 560,926 Series A2, 6,245,771 Series B and 59,804,176 Series A4 preferred shares at a conversion ratio of 0.015, 0.022, 0.015 and 0.047, respectively. The Company also issued a total 547,758 ordinary shares upon conversion of 15,507 Series A, 3,957 Series B, 15,991 Series C and 30,590 Series D warrants at a conversion ratio of 0.779, 0.816, 0.888 and 0.826, respectively.

The different classes of preferred stock issued are set forth below:

	December 31, 2023	December 31, 2022
Series Seed Preferred Shares	7,020	7,020
Series A1A Preferred Shares	1,169,847	3,884,256
Series A2 Preferred Shares	634,978	1,195,904
Series A4 Preferred Shares	160,927,463	1,854,644
Series B Preferred Shares	1,262,074	7,507,845
Total	164,001,382	14,449,669